PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)

Common Stocks – 27.4% of Net Assets

	Aerospace & Defense – 0.6%
38	AAR Corp.(a)	$1,684
9	Axon Enterprise, Inc.(a)	1,309
92	Boeing Co. (The)(a)	13,111
8	L3Harris Technologies, Inc.	1,972
6	Lockheed Martin Corp.	2,920
11	Moog, Inc., Class A	932
2	Northrop Grumman Corp.	1,098
19	Raytheon Technologies Corp.	1,802

		24,828

	Air Freight & Logistics – 0.2%
56	Expeditors International of Washington, Inc.	5,480
2	FedEx Corp.	320
16	GXO Logistics, Inc.(a)	585
12	United Parcel Service, Inc., Class B	2,013

		8,398

	Airlines – 0.1%
41	Alaska Air Group, Inc.(a)	1,823
41	Delta Air Lines, Inc.(a)	1,391
122	JetBlue Airways Corp.(a)	981

		4,195

	Auto Components – 0.2%
6	Aptiv PLC(a)	546
132	BorgWarner, Inc.	4,954
82	Dana, Inc.	1,309
14	Dorman Products, Inc.(a)	1,143
13	Visteon Corp.(a)	1,696

		9,648

	Automobiles – 0.5%
193	General Motors Co.	7,575
53	Tesla, Inc.(a)	12,060
11	Thor Industries, Inc.	896

		20,531

	Banks – 1.4%
55	Ameris Bancorp	2,833
171	Bank of America Corp.	6,163
57	Cadence Bank	1,576
172	Citigroup, Inc.	7,888
23	Citizens Financial Group, Inc.	941
9	First Republic Bank	1,081
297	FNB Corp.	4,292
207	Fulton Financial Corp.	3,774
86	Huntington Bancshares, Inc.	1,305
56	International Bancshares Corp.	2,778

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
28	JPMorgan Chase & Co.	$3,525
40	KeyCorp	715
19	PNC Financial Services Group, Inc. (The)	3,075
26	Regions Financial Corp.	571
57	Truist Financial Corp.	2,553
87	Trustmark Corp.	3,181
30	U.S. Bancorp	1,273
48	Webster Financial Corp.	2,604
201	Wells Fargo & Co.	9,244
23	Wintrust Financial Corp.	2,153

		61,525

	Beverages – 0.6%
11	Boston Beer Co., Inc. (The), Class A(a)	4,106
52	Coca-Cola Co. (The)	3,112
30	Keurig Dr Pepper, Inc.	1,165
152	Monster Beverage Corp.(a)	14,246
21	PepsiCo, Inc.	3,813

		26,442

	Biotechnology – 0.9%
17	AbbVie, Inc.	2,489
49	Alnylam Pharmaceuticals, Inc.(a)	10,156
7	Amgen, Inc.	1,892
29	Arrowhead Pharmaceuticals, Inc.(a)	1,009
6	Biogen, Inc.(a)	1,701
34	BioMarin Pharmaceutical, Inc.(a)	2,945
55	CRISPR Therapeutics AG(a)	2,879
25	Gilead Sciences, Inc.	1,962
32	Halozyme Therapeutics, Inc.(a)	1,530
12	Incyte Corp.(a)	892
16	Neurocrine Biosciences, Inc.(a)	1,842
13	Regeneron Pharmaceuticals, Inc.(a)	9,734
4	United Therapeutics Corp.(a)	922
2	Vertex Pharmaceuticals, Inc.(a)	624

		40,577

	Building Products – 0.4%
24	Builders FirstSource, Inc.(a)	1,480
9	Carlisle Cos., Inc.	2,149
15	Carrier Global Corp.	596
57	Fortune Brands Home & Security, Inc.	3,438
7	Lennox International, Inc.	1,635
87	Masco Corp.	4,026
21	Owens Corning	1,798
18	Trex Co., Inc.(a)	866

		15,988

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 1.6%
3	Ameriprise Financial, Inc.	$927
129	Bank of New York Mellon Corp. (The)	5,432
2	BlackRock, Inc.	1,292
7	Cboe Global Markets, Inc.	872
82	Charles Schwab Corp. (The)	6,533
12	CME Group, Inc.	2,080
14	FactSet Research Systems, Inc.	5,957
19	Goldman Sachs Group, Inc. (The)	6,546
72	Intercontinental Exchange, Inc.	6,881
40	Janus Henderson Group PLC	911
196	KKR & Co., Inc.	9,531
2	MarketAxess Holdings, Inc.	488
4	Moody’s Corp.	1,059
9	Morgan Stanley	740
11	MSCI, Inc.	5,157
5	Northern Trust Corp.	422
4	S&P Global, Inc.	1,285
84	SEI Investments Co.	4,561
107	State Street Corp.	7,918
9	Virtus Investment Partners, Inc.	1,543

		70,135

	Chemicals – 0.3%
7	Air Products & Chemicals, Inc.	1,753
9	DuPont de Nemours, Inc.	515
25	HB Fuller Co.	1,743
18	Innospec, Inc.	1,800
9	Linde PLC	2,676
32	Livent Corp.(a)	1,010
18	Minerals Technologies, Inc.	990
10	Stepan Co.	1,044

		11,531

	Commercial Services & Supplies – 0.1%
12	MSA Safety, Inc.	1,611
14	Tetra Tech, Inc.	1,978
23	Viad Corp.(a)	857
4	Waste Management, Inc.	634

		5,080

	Communications Equipment – 0.1%
27	Ciena Corp.(a)	1,293
4	F5, Inc.(a)	572
15	Lumentum Holdings, Inc.(a)	1,117

		2,982

	Construction & Engineering – 0.1%
49	AECOM	3,689

	Construction Materials – 0.1%
5	Martin Marietta Materials, Inc.	1,680
11	Vulcan Materials Co.	1,801

		3,481

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 0.5%
272	Ally Financial, Inc.	$7,496
35	American Express Co.	5,196
71	Capital One Financial Corp.	7,527

		20,219

	Containers & Packaging – 0.1%
6	Ball Corp.	297
41	Sonoco Products Co.	2,545

		2,842

	Distributors – 0.0%
8	Genuine Parts Co.	1,423

	Diversified Consumer Services – 0.1%
15	Grand Canyon Education, Inc.(a)	1,509
31	Service Corp. International	1,879

		3,388

	Diversified Telecommunication Services – 0.2%
110	AT&T, Inc.	2,005
33	Iridium Communications, Inc.(a)	1,701
36	Lumen Technologies, Inc.	265
135	Verizon Communications, Inc.	5,045

		9,016

	Electric Utilities – 0.2%
32	American Electric Power Co., Inc.	2,813
39	Eversource Energy	2,975
15	IDACORP, Inc.	1,571

		7,359

	Electrical Equipment – 0.2%
16	Eaton Corp. PLC	2,401
21	Emerson Electric Co.	1,819
12	Hubbell, Inc.	2,850
14	Regal Rexnord Corp.	1,771
4	Rockwell Automation, Inc.	1,021
35	Sunrun, Inc.(a)	788

		10,650

	Electronic Equipment, Instruments & Components – 0.3%
24	Advanced Energy Industries, Inc.	1,888
16	Amphenol Corp., Class A	1,213
45	Avnet, Inc.	1,809
30	Cognex Corp.	1,387
5	Coherent Corp.(a)	168
9	Corning, Inc.	289
6	Keysight Technologies, Inc.(a)	1,045
7	Littelfuse, Inc.	1,542
17	Mobileye Global, Inc., Class A(a)	448
29	TE Connectivity Ltd.	3,545
2	Teledyne Technologies, Inc.(a)	796

		14,130

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.1%
156	Archrock, Inc.	$1,172
25	Baker Hughes Co.	691
63	ChampionX Corp.	1,803
24	Schlumberger NV	1,249

		4,915

	Entertainment – 1.1%
32	Activision Blizzard, Inc.	2,330
13	Electronic Arts, Inc.	1,637
65	Netflix, Inc.(a)	18,972
37	Take-Two Interactive Software, Inc.(a)	4,384
158	Walt Disney Co. (The)(a)	16,833
435	Warner Bros. Discovery, Inc.(a)	5,655

		49,811

	Food & Staples Retailing – 0.3%
25	BJ’s Wholesale Club Holdings, Inc.(a)	1,935
5	Costco Wholesale Corp.	2,507
14	Kroger Co. (The)	662
41	SpartanNash Co.	1,464
52	Sprouts Farmers Market, Inc.(a)	1,534
16	Walgreens Boots Alliance, Inc.	584
20	Walmart, Inc.	2,847

		11,533

	Food Products – 0.5%
40	Campbell Soup Co.	2,116
34	Conagra Brands, Inc.	1,248
21	Darling Ingredients, Inc.(a)	1,648
31	General Mills, Inc.	2,529
6	Hershey Co. (The)	1,433
34	Hormel Foods Corp.	1,579
15	Ingredion, Inc.	1,337
11	J.M. Smucker Co. (The)	1,657
31	Kellogg Co.	2,382
22	Kraft Heinz Co. (The)	846
20	McCormick & Co., Inc.	1,573
42	Mondelez International, Inc., Class A	2,582

		20,930

	Gas Utilities – 0.1%
56	New Jersey Resources Corp.	2,500
16	ONE Gas, Inc.	1,239

		3,739

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.4%
19	Abbott Laboratories	$1,880
14	Baxter International, Inc.	761
7	Becton Dickinson & Co.	1,652
2	Cooper Cos., Inc. (The)	547
3	Edwards Lifesciences Corp.(a)	217
15	Globus Medical, Inc., Class A(a)	1,005
11	Haemonetics Corp.(a)	934
15	Intuitive Surgical, Inc.(a)	3,697
41	LeMaitre Vascular, Inc.	1,779
22	Medtronic PLC	1,921
9	Penumbra, Inc.(a)	1,543
6	Shockwave Medical, Inc.(a)	1,759
10	STAAR Surgical Co.(a)	709
1	Teleflex, Inc.	215

		18,619

	Health Care Providers & Services – 0.7%
26	Acadia Healthcare Co., Inc.(a)	2,114
12	Centene Corp.(a)	1,022
5	Chemed Corp.	2,334
4	Cigna Corp.	1,292
21	CVS Health Corp.	1,989
3	Elevance Health, Inc.	1,640
13	Encompass Health Corp.	708
31	HCA Healthcare, Inc.	6,742
13	Henry Schein, Inc.(a)	890
3	Humana, Inc.	1,674
4	Laboratory Corp. of America Holdings	887
39	Select Medical Holdings Corp.	1,002
23	Tenet Healthcare Corp.(a)	1,020
10	UnitedHealth Group, Inc.	5,551

		28,865

	Health Care Technology – 0.2%
179	Doximity, Inc., Class A(a)	4,738
31	Veeva Systems, Inc., Class A(a)	5,206

		9,944

	Hotels, Restaurants & Leisure – 0.9%
6	Booking Holdings, Inc.(a)	11,217
19	Hilton Worldwide Holdings, Inc.	2,570
11	Jack in the Box, Inc.	971
19	Marriott Vacations Worldwide Corp.	2,807
14	McDonald’s Corp.	3,817
88	Starbucks Corp.	7,620
40	Travel & Leisure Co.	1,519
90	Yum China Holdings, Inc.	3,722
36	Yum! Brands, Inc.	4,257

		38,500

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.2%
8	DR Horton, Inc.	$615
45	KB Home	1,297
19	Meritage Homes Corp.(a)	1,447
115	PulteGroup, Inc.	4,599
61	Taylor Morrison Home Corp.(a)	1,607

		9,565

	Household Products – 0.2%
31	Church & Dwight Co., Inc.	2,298
14	Colgate-Palmolive Co.	1,034
48	Procter & Gamble Co. (The)	6,464

		9,796

	Independent Power & Renewable Electricity Producers – 0.0%
78	AES Corp. (The)	2,040

	Industrial Conglomerates – 0.2%
21	3M Co.	2,642
27	General Electric Co.	2,101
22	Honeywell International, Inc.	4,488

		9,231

	Insurance – 0.8%
5	Allstate Corp. (The)	631
74	American International Group, Inc.	4,218
6	Assurant, Inc.	815
9	Chubb Ltd.	1,934
25	First American Financial Corp.	1,260
18	Hanover Insurance Group, Inc. (The)	2,637
18	Hartford Financial Services Group, Inc. (The)	1,303
9	Marsh & McLennan Cos., Inc.	1,453
13	Prudential Financial, Inc.	1,368
45	Reinsurance Group of America, Inc.	6,623
25	Selective Insurance Group, Inc.	2,452
17	Travelers Cos., Inc. (The)	3,136
34	Willis Towers Watson PLC	7,419

		35,249

	Interactive Media & Services – 1.2%
137	Alphabet, Inc., Class A(a)	12,948
204	Alphabet, Inc., Class C(a)	19,310
131	Meta Platforms, Inc., Class A(a)	12,204
257	Pinterest, Inc., Class A(a)	6,322
48	Yelp, Inc.(a)	1,844

		52,628

	Internet & Direct Marketing Retail – 0.9%
44	Alibaba Group Holding Ltd., Sponsored ADR(a)	2,797
273	Amazon.com, Inc.(a)	27,966
119	eBay, Inc.	4,741
37	Etsy, Inc.(a)	3,475

		38,979

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 1.4%
8	Accenture PLC, Class A	$2,271
8	Automatic Data Processing, Inc.	1,934
48	Block, Inc.(a)	2,883
27	Cognizant Technology Solutions Corp., Class A	1,681
11	Concentrix Corp.	1,344
62	Fiserv, Inc.(a)	6,370
17	Gartner, Inc.(a)	5,133
41	Global Payments, Inc.	4,685
8	International Business Machines Corp.	1,106
4	Jack Henry & Associates, Inc.	796
9	Mastercard, Inc., Class A	2,954
4	Paychex, Inc.	473
67	PayPal Holdings, Inc.(a)	5,600
10	Perficient, Inc.(a)	670
88	Shopify, Inc., Class A(a)	3,012
2	VeriSign, Inc.(a)	401
86	Visa, Inc., Class A	17,816
9	WEX, Inc.(a)	1,477

		60,606

	Leisure Products – 0.0%
78	Mattel, Inc.(a)	1,479

	Life Sciences Tools & Services – 0.2%
5	Agilent Technologies, Inc.	692
2	Danaher Corp.	503
26	Illumina, Inc.(a)	5,949
10	Repligen Corp.(a)	1,825
2	Thermo Fisher Scientific, Inc.	1,028

		9,997

	Machinery – 0.7%
12	AGCO Corp.	1,490
7	Caterpillar, Inc.	1,515
6	Chart Industries, Inc.(a)	1,337
13	Cummins, Inc.	3,179
9	Deere & Co.	3,562
11	Dover Corp.	1,438
16	Fortive Corp.	1,022
3	Illinois Tool Works, Inc.	641
25	ITT, Inc.	1,910
20	Oshkosh Corp.	1,760
41	PACCAR, Inc.	3,970
23	Parker-Hannifin Corp.	6,684
25	Terex Corp.	1,013
25	Toro Co. (The)	2,636

		32,157

	Media – 0.4%
1	Cable One, Inc.	860
18	Charter Communications, Inc., Class A(a)	6,617

Shares	Description	Value (†)

Common Stocks – continued

	Media – continued
154	Comcast Corp., Class A	$4,888
60	Interpublic Group of Cos., Inc. (The)	1,787
27	New York Times Co. (The), Class A	782
15	Omnicom Group, Inc.	1,091
12	Paramount Global, Class B	220

		16,245

	Metals & Mining – 0.2%
19	Alcoa Corp.	742
52	Cleveland-Cliffs, Inc.(a)	675
34	Commercial Metals Co.	1,547
11	Newmont Corp.	466
4	Nucor Corp.	525
12	Reliance Steel & Aluminum Co.	2,418
28	Steel Dynamics, Inc.	2,633

		9,006

	Multi-Utilities – 0.1%
18	Consolidated Edison, Inc.	1,583
8	DTE Energy Co.	897
4	WEC Energy Group, Inc.	365

		2,845

	Multiline Retail – 0.1%
24	Kohl’s Corp.	719
59	Macy’s, Inc.	1,230
7	Target Corp.	1,150

		3,099

	Oil, Gas & Consumable Fuels – 1.4%
127	Antero Midstream Corp.	1,353
194	APA Corp.	8,819
32	Chevron Corp.	5,789
83	CNX Resources Corp.(a)	1,395
76	ConocoPhillips	9,583
13	Diamondback Energy, Inc.	2,042
77	EOG Resources, Inc.	10,512
45	EQT Corp.	1,883
63	Exxon Mobil Corp.	6,981
25	HF Sinclair Corp.	1,529
98	Kinder Morgan, Inc.	1,776
34	Marathon Oil Corp.	1,035
4	Occidental Petroleum Corp.	290
17	ONEOK, Inc.	1,009
9	Phillips 66	939
3	Pioneer Natural Resources Co.	769
47	Range Resources Corp.	1,339
180	Southwestern Energy Co.(a)	1,247
7	Valero Energy Corp.	879
34	Williams Cos., Inc. (The)	1,113

		60,282

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 1.0%
48	Bristol-Myers Squibb Co.	$3,719
6	Catalent, Inc.(a)	394
5	Eli Lilly & Co.	1,810
13	Jazz Pharmaceuticals PLC(a)	1,869
47	Johnson & Johnson	8,177
50	Merck & Co., Inc.	5,060
94	Novartis AG, Sponsored ADR	7,626
34	Novo Nordisk A/S, Sponsored ADR	3,701
24	Perrigo Co. PLC	967
61	Pfizer, Inc.	2,839
140	Roche Holding AG, Sponsored ADR	5,788
13	Zoetis, Inc.	1,960

		43,910

	Professional Services – 0.2%
24	Equifax, Inc.	4,069
17	Exponent, Inc.	1,619
23	Korn Ferry	1,279
9	Leidos Holdings, Inc.	914
12	ManpowerGroup, Inc.	940

		8,821

	Real Estate Management & Development – 0.2%
79	CBRE Group, Inc., Class A(a)	5,604
12	Jones Lang LaSalle, Inc.(a)	1,909

		7,513

	REITs - Apartments – 0.1%
6	AvalonBay Communities, Inc.	1,051
9	Camden Property Trust	1,040
25	Equity Residential	1,575

		3,666

	REITs - Diversified – 0.1%
117	American Assets Trust, Inc.	3,215
4	American Tower Corp.	829
3	Crown Castle, Inc.	400
21	VICI Properties, Inc.	672
20	Weyerhaeuser Co.	619

		5,735

	REITs - Health Care – 0.1%
116	Physicians Realty Trust	1,747
10	Ventas, Inc.	391
6	Welltower, Inc.	366

		2,504

	REITs - Hotels – 0.0%
27	Host Hotels & Resorts, Inc.	510

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Mortgage – 0.0%
80	KKR Real Estate Finance Trust, Inc.	$1,394

	REITs - Office Property – 0.2%
198	Brandywine Realty Trust	1,299
100	Corporate Office Properties Trust	2,665
63	Douglas Emmett, Inc.	1,108
84	Easterly Government Properties, Inc.	1,461
28	Kilroy Realty Corp.	1,197

		7,730

	REITs - Shopping Centers – 0.1%
165	Brixmor Property Group, Inc.	3,516

	REITs - Single Tenant – 0.1%
57	National Retail Properties, Inc.	2,396

	REITs - Warehouse/Industrials – 0.0%
5	ProLogis, Inc.	554

	Road & Rail – 0.2%
46	CSX Corp.	1,337
4	J.B. Hunt Transport Services, Inc.	684
9	Norfolk Southern Corp.	2,052
15	Ryder System, Inc.	1,208
103	Uber Technologies, Inc.(a)	2,737
5	Union Pacific Corp.	986

		9,004

	Semiconductors & Semiconductor Equipment – 0.9%
19	Advanced Micro Devices, Inc.(a)	1,141
18	Analog Devices, Inc.	2,567
4	Broadcom, Inc.	1,881
16	Cirrus Logic, Inc.(a)	1,074
11	First Solar, Inc.(a)	1,601
73	Intel Corp.	2,075
38	Lattice Semiconductor Corp.(a)	1,843
14	Micron Technology, Inc.	757
98	NVIDIA Corp.	13,227
9	Qorvo, Inc.(a)	775
57	QUALCOMM, Inc.	6,707
11	Silicon Laboratories, Inc.(a)	1,264
7	Synaptics, Inc.(a)	620
18	Texas Instruments, Inc.	2,891
8	Universal Display Corp.	762
18	Wolfspeed, Inc.(a)	1,418

		40,603

	Software – 2.1%
14	Adobe, Inc.(a)	4,459
6	ANSYS, Inc.(a)	1,327
6	Aspen Technology, Inc.(a)	1,449
53	Autodesk, Inc.(a)	11,358

Shares	Description	Value (†)

Common Stocks – continued

	Software – continued
4	Cadence Design Systems, Inc.(a)	$606
17	CommVault Systems, Inc.(a)	1,035
4	Fair Isaac Corp.(a)	1,915
2	Intuit, Inc.	855
80	Microsoft Corp.	18,570
16	NortonLifeLock, Inc.	360
246	Oracle Corp.	19,205
10	Paylocity Holding Corp.(a)	2,318
13	Qualys, Inc.(a)	1,853
4	Roper Technologies, Inc.	1,658
82	Salesforce, Inc.(a)	13,332
11	SPS Commerce, Inc.(a)	1,392
3	Synopsys, Inc.(a)	878
3	Tyler Technologies, Inc.(a)	970
63	Workday, Inc., Class A(a)	9,817

		93,357

	Specialty Retail – 0.3%
5	Asbury Automotive Group, Inc.(a)	789
5	Best Buy Co., Inc.	342
18	Boot Barn Holdings, Inc.(a)	1,022
17	Dick’s Sporting Goods, Inc.	1,934
12	Five Below, Inc.(a)	1,756
11	Home Depot, Inc. (The)	3,258
6	Lithia Motors, Inc.	1,189
28	TJX Cos., Inc. (The)	2,019
11	Williams-Sonoma, Inc.	1,362

		13,671

	Technology Hardware, Storage & Peripherals – 0.3%
81	Apple, Inc.	12,421
38	Hewlett Packard Enterprise Co.	542
23	HP, Inc.	635

		13,598

	Textiles, Apparel & Luxury Goods – 0.2%
10	Crocs, Inc.(a)	707
7	Deckers Outdoor Corp.(a)	2,449
17	NIKE, Inc., Class B	1,576
339	Under Armour, Inc., Class A(a)	2,526

		7,258

	Thrifts & Mortgage Finance – 0.1%
232	MGIC Investment Corp.	3,167

	Trading Companies & Distributors – 0.0%
10	GATX Corp.	1,047

	Water Utilities – 0.1%
16	American States Water Co.	1,447
7	American Water Works Co., Inc.	1,017

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – continued
34	Essential Utilities, Inc.	$1,504

		3,968

	Total Common Stocks (Identified Cost $1,216,435)	1,192,039

Principal Amount

Bonds and Notes – 20.2%

	Automotive – 0.4%
$ 9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,282
2,000	Lear Corp., 4.250%, 5/15/2029	1,751
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,723

		15,756

	Banking – 3.2%
9,000	American Express Co., 3.700%, 8/03/2023	8,906
10,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	8,924
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	7,863
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,892
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,403
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,626
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,573
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,694
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,662
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,529
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,563
6,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	5,087
10,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,023
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,723
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,795
7,000	State Street Corp., 2.400%, 1/24/2030	5,716
7,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	5,312

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$ 10,000	Truist Bank, 3.200%, 4/01/2024	$9,713
10,000	Westpac Banking Corp., 2.350%, 2/19/2025	9,404

		138,408

	Brokerage – 0.3%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,191
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,257

		14,448

	Building Materials – 0.3%
5,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	4,094
10,000	Owens Corning, 3.950%, 8/15/2029	8,775

		12,869

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,639

	Diversified Manufacturing – 0.3%
10,000	3M Co., 3.050%, 4/15/2030	8,557
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,165

		12,722

	Electric – 1.0%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	8,830
11,000	Entergy Corp., 0.900%, 9/15/2025	9,635
5,000	Exelon Corp., 4.050%, 4/15/2030	4,486
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,732
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,627
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,455
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,416

		44,181

	Environmental – 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,473
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,404

		5,877

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – 0.2%
$ 6,000	Ares Capital Corp., 3.250%, 7/15/2025	$5,413
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,976

		10,389

	Food & Beverage – 0.7%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	9,552
9,000	General Mills, Inc., 4.000%, 4/17/2025	8,749
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,160
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	8,639

		31,100

	Government Owned - No Guarantee – 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	6,225
15,000	Federal National Mortgage Association, 6.625%, 11/15/2030	17,146

		23,371

	Health Insurance – 0.4%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,432
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,072

		15,504

	Healthcare – 0.6%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,615
6,000	Cigna Corp., 3.750%, 7/15/2023	5,938
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,877
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,664
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,591
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,178

		26,863

	Integrated Energy – 0.4%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,568
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,384

		16,952

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Life Insurance – 0.2%
$ 2,000	Athene Holding Ltd., 6.150%, 4/03/2030	$1,941
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,965

		7,906

	Mortgage Related – 4.2%
23,782	FHLMC, 2.500%, 2/01/2052	19,489
11,595	FHLMC, 3.000%, 4/01/2052	9,871
8,735	FHLMC, 3.500%, 5/01/2052	7,693
49,163	FNMA, 2.000%, with various maturities in 2051(b)	38,889
46,053	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	37,906
45,978	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	39,521
26,007	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	23,024
1,892	FNMA, 4.000%, 3/01/2050	1,734
2,166	FNMA, 4.500%, with various maturities in 2049(b)	2,065

		180,192

	Natural Gas – 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	9,741

	Pharmaceuticals – 0.4%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	8,636
5,000	Biogen, Inc., 2.250%, 5/01/2030	3,932
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,542
3,000	Viatris, Inc., 3.850%, 6/22/2040	1,870

		18,980

	Property & Casualty Insurance – 0.1%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,406

	Railroads – 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,065

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	REITs - Apartments – 0.1%
$ 5,000	Essex Portfolio LP, 3.000%, 1/15/2030	$4,069

	REITs - ealth Care – 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	3,852

	REITs - Office Property – 0.5%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,469
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,429
11,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	8,295

		22,193

	REITs - Single Tenant – 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,689
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,121

		4,810

	REITs - Warehouse/Industrials – 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,392

	Restaurants – 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,102

	Retailers – 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,251
11,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	8,893

		13,144

	Technology – 1.1%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,585
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,298
6,000	Intel Corp., 2.450%, 11/15/2029	4,960
11,000	International Business Machines Corp., 4.000%, 6/20/2042	8,496
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,105
9,000	Oracle Corp., 2.950%, 5/15/2025	8,461
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,510

		46,415

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – 3.4%
$ 8,000	U.S. Treasury Bond, 1.250%, 5/15/2050	$4,122
10,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,211
12,000	U.S. Treasury Bond, 2.500%, 5/15/2046	8,562
24,700	U.S. Treasury Bond, 2.875%, 11/15/2046	18,999
27,000	U.S. Treasury Bond, 3.000%, 5/15/2045	21,297
14,100	U.S. Treasury Bond, 3.000%, 2/15/2048	11,134
18,100	U.S. Treasury Bond, 3.000%, 2/15/2049	14,442
72,000	U.S. Treasury Note, 0.375%, 11/30/2025	63,661

		149,428

	Utility Other – 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,963

	Wireless – 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	9,414

	Wirelines – 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,661
10,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 4.005%, 5/15/2025(c)	9,993

		12,654

	Total Bonds and Notes (Identified Cost $1,057,487)	879,805

Shares

Exchange-Traded Funds – 3.6%
2,629	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $176,407)	156,163

Mutual Funds – 4.9%
5,305	WCM Focused Emerging Markets Fund, Institutional Class	60,957
8,271	WCM Focused International Growth Fund, Institutional Class	152,436

	Total Mutual Funds (Identified Cost $275,722)	213,393

Affiliated Mutual Funds – 42.0%
73,079	Loomis Sayles Inflation Protected Securities Fund, Class N	703,752
47,884	Loomis Sayles Limited Term Government and Agency Fund, Class N	507,575
56,435	Mirova Global Green Bond Fund, Class N	464,462
15,742	Mirova International Sustainable Equity Fund, Class N	151,908

Shares	Description	Value (†)

Affiliated Mutual Funds – continued
	Total Affiliated Mutual Funds (Identified Cost $2,152,605)	$1,827,697

Principal Amount

Short-Term Investments – 2.9%
$ 123,345	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $123,349 on 11/01/2022 collateralized by $129,400 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $126,190 including accrued interest(d) (Identified Cost $123,345)	123,345

	Total Investments – 101.0% (Identified Cost $5,002,001)	4,392,442
	Other assets less liabilities – (1.0)%	(43,474)

	Net Assets – 100.0%	$4,348,968

(†)	Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2022 is disclosed.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $6,827 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$674,333	$202,292	$51,750	$2,145	$(123,268)	$703,752	73,079	$44,508
Loomis Sayles Limited Term Government and Agency Fund, Class N	585,044	30,087	74,916	(2,941)	(29,699)	507,575	47,884	5,705
Mirova Global Green Bond Fund, Class N	515,172	60,544	20,636	(2,647)	(87,971)	464,462	56,435	7,696
Mirova International Sustainable Equity Fund, Class N	174,118	42,778	19,500	1,353	(46,841)	151,908	15,742	—

	$1,948,667	$335,701	$166,802	$(2,090)	$(287,779)	$1,827,697	193,140	$57,909

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,192,039	$—	$—	$1,192,039
Bonds and Notes*	—	879,805	—	879,805
Exchange-Traded Funds	156,163	—	—	156,163
Mutual Funds	213,393	—	—	213,393
Affiliated Mutual Funds	1,827,697	—	—	1,827,697
Short-Term Investments	—	123,345	—	123,345

Total	$3,389,292	$1,003,150	$—	$4,392,442

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Fixed Income	58.7%
Equity	39.4
Short-Term Investments	2.9

Total Investments	101.0
Other assets less liabilities	(1.0)

Net Assets	100.0%